UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SIFE
Address: 100 North Wiget Lane
         Walnut Creek, CA 94598


13F File Number:  28-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John P. King
Title:    President and Chief Compliance Officer
Phone:    (925) 988-2409

Signature, Place, and Date of Signing:

     /s/ John P. King              Walnut Creek, CA            07/26/00
     ------------------            ----------------            --------
        (Signature)                 (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------
Form 13F Information Table Entry Total:           78
                                          ----------
Form 13F Information Table Value Total:    $ 676,200
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/    SH/ PUT/ INVSTMT   OTHER    --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- ---------- -- ---- ------- ----------  ----------  ------ -------
A.G EDWARDS                    COM              281760108     3884   99600.00  SH       SOLE                 99600.00
AIG INTERNATIONAL              COM              026874107    11750  100000.00  SH       SOLE                100000.00
ALLIANCE CAPITAL               COM              01855A101     7704  162400.00  SH       SOLE                162400.00
AMSOUTH BANCORP                COM              032165102     7701  488950.00  SH       SOLE                488950.00
APPLIED POWER                  COM              038225108     3461  103300.00  SH       SOLE                103300.00
AT&T CORP.                     COM              001957109      632   20000.00  SH       SOLE                 20000.00
AUTO ZONE                      COM              053332102     2552  116000.00  SH       SOLE                116000.00
BANC WEST CORP                 COM              059790105     2482  151000.00  SH       SOLE                151000.00
BANK OF NEW YORK               COM              064057102    20804  447400.00  SH       SOLE                447400.00
BB&T CORP.                     COM              054937107     8359  350096.00  SH       SOLE                350096.00
BEAR STEARNS                   COM              073902108     4167  100100.00  SH       SOLE                100100.00
CHARLES SCHWAB                 COM              808513105     4438  132000.00  SH       SOLE                132000.00
CHARTER ONE FINL               COM              160903100    17620  766070.00  SH       SOLE                766070.00
CHASE MANHATTAN                COM              16161A108    38002  825000.00  SH       SOLE                825000.00
CHITTENDEN CORP                COM              170228100     2632  107700.00  SH       SOLE                107700.00
CITIGROUP                      COM              172967101    25907  430000.00  SH       SOLE                430000.00
CITY NATL CORP                 COM              178566105    12510  360000.00  SH       SOLE                360000.00
CLAYTON HOMES                  COM              184190106     2736  342000.00  SH       SOLE                342000.00
COMERICA INC COM               COM              200340107    27668  616550.00  SH       SOLE                616550.00
COMMUNITY FIRST                COM              203902101     5514  338024.00  SH       SOLE                338024.00
COMPASS BANC                   COM              20449H109     7719  452400.00  SH       SOLE                452400.00
CULLEN/FROST                   COM              229899109    10086  383300.00  SH       SOLE                383300.00
DONALDSON CO.                  COM              257651109      519   26300.00  SH       SOLE                 26300.00
DONALDSON LUFKIN               COM              257661108     2818   66400.00  SH       SOLE                 66400.00
FANNIE MAE                     COM              313586109    15656  300000.00  SH       SOLE                300000.00
FIFTH THIRD                    COM              316773100    10468  165500.00  SH       SOLE                165500.00
FIRST TENN NATL                COM              337162101    11339  684604.00  SH       SOLE                684604.00
FIRSTAR                        COM              33763V109    22349 1061100.00  SH       SOLE               1061100.00
FLEETBOSTON FINL               COM              338915101    43308 1273760.00  SH       SOLE               1273760.00
FREDDIE MAC                    COM              313400301     5399  133300.00  SH       SOLE                133300.00
GOLDMAN SACHS                  COM              38141G104     4061   42800.00  SH       SOLE                 42800.00
HELEN OF TROY                  COM              G4388N106      475   85000.00  SH       SOLE                 85000.00
HONEYWELL INTL                 COM              438516106     2584   76700.00  SH       SOLE                 76700.00
ILL. TOOL WORKS                COM              452308109     2901   50900.00  SH       SOLE                 50900.00
IMPERIAL BANCORP               COM              452556103     3719  239000.00  SH       SOLE                239000.00
INDEPENDENT BANK               COM              453836108     6120  541000.00  SH       SOLE                541000.00
INGERSOLL-RAND                 COM              456866102     5031  125000.00  SH       SOLE                125000.00
JACOBS ENGINEER.               COM              469814107     1621   49600.00  SH       SOLE                 49600.00
JOHNSON CONTROL                COM              478366107     1206   23500.00  SH       SOLE                 23500.00
LEGG MASON                     COM              524901105     4950   99000.00  SH       SOLE                 99000.00
LEGGETT & PLATT                COM              524660107     2435  147600.00  SH       SOLE                147600.00
LEHMAN BROTHERS                COM              524908100     3782   40000.00  SH       SOLE                 40000.00
M&T BANK CORP                  COM              55261F104    17595   39100.00  SH       SOLE                 39100.00
MBNA INC.                      COM              55262L100     2645   97500.00  SH       SOLE                 97500.00
MELLON FINANCIAL               COM              58551A108    40584 1113800.00  SH       SOLE               1113800.00
MERRILL LYNCH                  COM              590188108     7889   68600.00  SH       SOLE                 68600.00
MORGAN DEAN WITTER             COM              617446448     5170   62100.00  SH       SOLE                 62100.00
NATIONAL CITY                  COM              635405103    11944  700000.00  SH       SOLE                700000.00
NATL COMM BANC                 COM              635449101     2024  126000.00  SH       SOLE                126000.00
NATL DISCOUNT                  COM              635646102     2473   77600.00  SH       SOLE                 77600.00
NORTH FORK BANC                COM              659424105    11786  779232.00  SH       SOLE                779232.00
NORTHERN TRUST                 COM              665859104     8901  136800.00  SH       SOLE                136800.00
OLD KENT FINANCIAL             COM              679833103     2809  105000.00  SH       SOLE                105000.00
PACIFIC CENTURY                COM              694058108      585   40000.00  SH       SOLE                 40000.00
PAINE WEBBER                   COM              695629105     3731   82000.00  SH       SOLE                 82000.00
PENTAIR                        COM              709631105     4512  127100.00  SH       SOLE                127100.00
PNC FINANCIAL GRP              COM              693475105    15469  330000.00  SH       SOLE                330000.00
REGIONS FINL CORP              COM              758940100     1932   97200.00  SH       SOLE                 97200.00
REYNOLDS & REY                 COM              761695105     1661   91000.00  SH       SOLE                 91000.00
RYAN'S FAMILY                  COM              783519101     1177  139500.00  SH       SOLE                139500.00
SOUTHTRUST CORP.               COM              844730101     3054  135000.00  SH       SOLE                135000.00
SOUTHWEST SECS.                COM              845224104     2213   59400.00  SH       SOLE                 59400.00
SOVEREIGN BANC                 COM              845905108     4191  596000.00  SH       SOLE                596000.00
STATE ST. CORP                 COM              857477103    10967  103400.00  SH       SOLE                103400.00
STERLING BANCSHS               COM              858907108     4325  400000.00  SH       SOLE                400000.00
SUMMIT BANCORP                 COM              866005101    14271  579530.00  SH       SOLE                579530.00
SUMMIT BANCSHRS                COM              866011109     5002  290000.00  SH       SOLE                290000.00
SUNTRUST BANKS                 COM              867914103    18764  410700.00  SH       SOLE                410700.00
TCF FINANCIAL                  COM              872275102     4655  181200.00  SH       SOLE                181200.00
TELEFLEX INC.                  COM              879369106     4147  116000.00  SH       SOLE                116000.00
TRANSATLANTIC                  COM              893521104     1424   17000.00  SH       SOLE                 17000.00
U.S. BANCORP                   COM              902973106    10587  550000.00  SH       SOLE                550000.00
UNITED TECH.                   COM              913017109     4663   79200.00  SH       SOLE                 79200.00
WACHOVIA CORP                  COM              929771103    20295  374100.00  SH       SOLE                374100.00
WASHINGTON MUT.                COM              939322103     1155   40000.00  SH       SOLE                 40000.00
WELLS FARGO & CO               COM              949746101    32162  830000.00  SH       SOLE                830000.00
WESTAMERICA                    COM              957090103     9144  350000.00  SH       SOLE                350000.00
ZIONS BANCORP                  COM              989701107     3226   70300.00  SH       SOLE                 70300.00